Premises and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment, Net
Premises and Equipment, Net

Premises and equipment, net, are summarized as follows at the dates indicated:

	December 31,
	2015	2014
Land	$6,693,927	$6,729,097
Buildings and Improvements	20,040,102	17,796,209
Furniture and Equipment	11,142,428	11,068,028
Construction in Progress	236,019	184,040
Total Premises and Equipment	38,112,476	35,777,374
Less Accumulated Depreciation	(17,995,558)	(17,544,148)
Total Premises and Equipment, Net	$20,116,918	$18,233,226

Depreciation expense was $1.2 million for each of the years ended December 31, 2015, 2014 and 2013. The Bank has entered into non-cancelable operating leases related to buildings and land.  At December 31, 2015, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2016	$356,440
2017	326,000
2018	223,029
2019	214,458
2020	214,458
Thereafter	1,211,468
Total Future Minimum Payments	$2,545,853

Total rental expense amounted to $417,000, $424,000, and $415,000 for the years ended December 31, 2015, 2014 and 2013, respectively.  Five lease agreements with monthly expenses of $6,737, $800, $7,889, $8,571, and $9,075 have multiple renewal options totaling 30, 10, 15, 45, and 20 years, respectively.